DERIVATIVE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
DERIVATIVE LIABILITIES [Abstract]
Movement of Warrant Derivative Liabilities
The following table represents the movement of the warrant derivative liabilities:

In thousands of USD
Balance as of January 1, 2024	-
Issuance of warrant	11,106
Change in fair value of derivative liabilities	14,230
Balance as of June 30, 2024	25,336

Inputs Used in Model for Determining Value of Warrant Derivative Liabilities
The following table provides the inputs used in the model for determining the value of the warrant derivative liabilities:

	At June 30, 2024	Initial recognition - At May 30, 2024
Share price	10.26	5.82
Dividend yield (%)	-	-
Expected volatility (%)	133%	136%
Risk-free interest rate (%)	5.13%	5.19%